Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
New Found Gold Corp. | #: 1
	$ 70,700	Fees	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of Appleton	Queensway
New Found Gold Corp. | #: 2
	61,950	Taxes	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of Gander	Queensway
New Found Gold Corp. | #: 3
	6,000	Fees	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of Gander	Queensway
New Found Gold Corp. | #: 4
	15,270	Fees	Canada	snj:CA-QC	Canada -Quebec, Revenue Quebec, Flow Through Division	Queensway
New Found Gold Corp. | #: 5
	24,000	Fees	Canada		Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Environmental Division, Water Quality Monitoring	Queensway
New Found Gold Corp. | #: 6
	25,196	Fees	Canada		Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Land Claims	Queensway
Maritime Resources Corp. | #: 1
	20,000	Taxes	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of King's Point	Hammerdown
Maritime Resources Corp. | #: 2
	169,936	Infrastructure	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of King's Point	Hammerdown
Maritime Resources Corp. | #: 3
	520,781	Fees	Canada		Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Mineral Lands Division
Maritime Resources Corp. | #: 4
	11,490	Fees	Canada		Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Environment, Conservation and Climate Change
Maritime Resources Corp. | #: 5
	32,008	Taxes	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of Baie Verte	Point Rousse
Maritime Resources Corp. | #: 6
	7,500	Taxes	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Town of Ming's Bight	Point Rousse
Maritime Resources Corp. | #: 7
	4,067	Taxes	Canada		Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Department of Finance.	Hammerdown
Maritime Resources Corp. | #: 8
	53,139	Fees	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, WorkPlaceNL
Maritime Resources Corp. | #: 9
	$ 6,460	Fees	Canada	snj:CA-NL	Canada -Newfoundland and Labrador, Central Regional Health Authority